Inventory (Tables)	12 Months Ended
Jul. 31, 2019
Classes of current inventories [abstract]
Schedule of inventories
			July 31, 2019
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$28,996	$19,349	$48,345
Oils	17,377	5,366	22,743
Hemp derived distillate	1,523	–	1,523
Purchased dried cannabis	8,087	–	8,087
Packaging and supplies	3,156	–	3,156
	$59,139	$24,715	$83,854

			July 31, 2018
	Capitalized	Biological asset fair
	Cost	value adjustment	Total
Dried cannabis	$2,115	$4,440	$6,555
Oils	2,281	882	3,163
Packaging and supplies	697	–	697
	$5,093	$5,322	$10,415